Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions and Balances [Absract]
Schedule of Related Parties	Related Parties:
Name of related parties	Relationship with the Company
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu

Schedule of Sales	The Company sells products to its related parties and the sales amount from related parties for the six months end 2023 and 2022 are as follows:
	For the Six Months ended June 30,
Name of related party	2023	2022
Yangzhou Meihua Import and Export Co., Ltd.	$11,751	$18,849
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	-	10,818
Total	$11,751	$29,667